SCHEDULE OF RELATED PARTIES TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Purchase from related parties	$ 1,528,512	$ 159,646
Sales to related parties	352,175	269,724
Interest income from related parties	32,372
Qilun Classical Art Creation (Shenzhen) Studio [Member]
Related Party Transaction [Line Items]
Purchase from related parties	1,237,952
Interest income from related parties	32,372
Guangyi Sui [Member]
Related Party Transaction [Line Items]
Purchase from related parties	290,560	51,149
Zhaodong Li [Member]
Related Party Transaction [Line Items]
Purchase from related parties		108,497
Yuanheng Culture Art Creative Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales to related parties	109,040	73,294
Jingxia Yang [Member]
Related Party Transaction [Line Items]
Sales to related parties	$ 243,135	$ 196,430